EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss for the year	$ (679,000)	$ (571,000)		$ (4,905,000)	$ (3,824,000)
Weighted-average shares outstanding — basic	13,352,749	12,292,150		12,619,512	10,402,508
Weighted-average shares outstanding — diluted	13,352,749	12,292,150		12,619,512	10,402,508
Earnings per share:
Basic	$ (0.05)	$ (0.05)		$ (0.39)	$ (0.37)
Diluted	$ (0.05)	$ (0.05)		$ (0.39)	$ (0.37)
Open World Ltd. [Member]
Net loss for the year	$ (4,609,998)	$ (4,743,251)	$ (15,485,813)	$ (20,229,064)	$ 25,046,569
Weighted-average shares outstanding — basic	126,080	111,030		107,042	102,346
Weighted-average shares outstanding — diluted	126,080	111,030		107,042	114,683
Earnings per share:
Basic	$ (37)	$ (43)		$ (189)	$ 245
Diluted	$ (37)	$ (43)		$ (189)	$ 218
Effect of dilutive instruments:
– Simple agreements for future equity (SAFEs)					12,337